Fair value of financial instrument - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Parenthetical) (Detail) - CAD ($)
$ in Millions
	Apr. 30, 2023	Oct. 31, 2022
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	$ 136,207	$ 148,205
Investment securities	183,621	170,018
Residential mortgage-backed securities [member]
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	11,839	12,273
Investment securities	20,898	23,362
Commercial mortgage-backed securities [member]
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	0	0
Investment securities	$ 2,613	$ 2,755